Principal accounting policies (Leases - Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2019 CNY (¥)
Principal accounting policies
Right of use assets	¥ 140,802	¥ 172,783	$ 21,579	¥ 145,200
Lease liability	¥ 146,502			141,200
Weighted average remaining lease terms of the right-of-use assets	1 year 9 months 21 days		1 year 9 months 21 days
Weighted average incremental borrowing rate	5.36%		5.36%
Operating lease cost	¥ 119,238	86,526
Short-term lease cost	19,539	26,116
Cash paid for operating leases included in operating cash flows	109,506	86,042
Lease liabilities arising from obtaining right-of-use assets	82,573	¥ 79,518
Undiscounted cash flows to the operating lease liabilities recognized
2021	102,321
2022	45,979
2023	6,680
2024 and after	6,883
Total undiscounted cash flows	161,863
Less: imputed interest	(15,361)
Present value of lease liabilities	¥ 146,502			¥ 141,200